History And Organization of The Group (Tables)	12 Months Ended
Dec. 31, 2023
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Disclosure of direct and indirect interests in the principal subsidiaries and our principal consolidated affiliated entities
(a)	As of December 31, 2022 and 2023, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Kind of legal entity and place of incorporation	Principal activities and place of operations	Issued and paid-in capital/Registered capital	Attributable equity interest/economic interest to the Group
				2022	2023
Controlled through direct equity holding:
Gem Blazing Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD742,000,000	100%	100%
Wincon Hong Kong Investment Company Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD742,000,000	100%	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Corporation, the PRC	Technology advisory service, the PRC	USD1,191,000,000/ RMB7,923,258,050	100%	100%
Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”) (i)	Corporation, the PRC	Intermediate holding, the PRC	RMB800,000,000	100%	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Corporation, the PRC	Internet platform service, the PRC	RMB298,549,200/ RMB300,000,000	100%	100%
Gem Alliance Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD1,828,535,620	100%	100%
Harmonious Splendor Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD2,165,088,878	100%	100%
Ping An Puhui Financing Guarantee Co., Ltd.	Corporation, the PRC	Financing guarantee services, the PRC	RMB19,965,950,892	100%	100%
Ping An Puhui Enterprises Management Co., Ltd.	Corporation, the PRC	Enterprise management service, the PRC	RMB8,494,800,000	100%	100%
Chongqing Jinan Microloan Co., Ltd.	Corporation, the PRC	Microloan business, the PRC	RMB3,200,000,000	100%	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Corporation, the PRC	Investment and financial consulting service, the PRC	RMB1,251,363,637	100%	100%
Ping An Puhui Information Services Co., Ltd.	Corporation, the PRC	Information technology services, the PRC	RMB1,000,000,000	100%	100%
Ping An Consumer Finance Co., Ltd.	Corporation, the PRC	Consumer finance business, the PRC	RMB5,000,000,000	70%	70%
Controlled through Contractual Agreements:
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Corporation, the PRC	Intermediate holding, the PRC	RMB1,000,000,000	100%	100%
Shanghai Lufax Information Technology Co., Ltd.	Corporation, the PRC	Online wealth management information platform service, the PRC	RMB836,670,000	100%	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Corporation, the PRC	Intermediate holding, the PRC	RMB 0/ RMB 5,000,000	100%	100%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(i)
In 2023, the board of directors of Jinjiong Technology approved a RMB500 million capital injection from Weikun Technology, the parent company of Jinjiong Technology. As of December 31, 2023, the capital injection has been completed.

Disclosure of the major consolidated structured entities other than consolidated affiliated entities of the group
(b)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2023.

Name	Amount of investment by the Group	Remaining paid-in capital of structured entities (i)
	RMB’000	RMB’000
Trust A	2,920,000	2,920,000
Trust B	2,060,000	2,060,000
Trust C	1,301,000	1,301,000
Trust D	1,257,000	1,257,000
Trust E	1,200,000	1,200,000
Trust F	1,000,000	1,000,000
Trust G	900,000	900,000
Trust H	11,400	620,578
Trust I	13,000	620,318
Trust J	8,000	600,000
Ping An Group also made investments in these structured entities. Meanwhile, Ping An Group also provides certain services to certain consolidated structure entities.

(i)	The remaining paid-in capital is the amount not yet paid to the investors.

Disclosure of balance sheet details of consolidated affiliated entities and their subsidiaries
( e )
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2022 and 2023 and for the three years ended December 31, 2023.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Assets arising from inter-company transactions	10,328	9,200
Amounts due from Group companies	2,412,424	2,313,929
Total assets	14,147,082	8,647,296
Amount due to Group companies	14,625,366	10,515,906
Total liabilities	16,951,253	11,574,782

Disclosure of cash flow summary and income summary of consolidated affiliated entities and subsidaries

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Inter-company revenues	5,249	156,029	90,153
Total income	1,566,847	966,196	164,468
Inter-company expenses	(1,422,021)	(540,809)	(311,248)
Total expense	(2,213,789)	(1,359,876)	(287,373)
Net loss	(646,942)	(393,680)	(122,905)

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Inter-company cash flow	1,369,172	(625,594)	592,730
Reclassification (i)	327,497	1,487,448	(538,060)
Other operating activities	(653,230)	(916,309)	614,996
Net cash generated from/(used in) operating activities	1,043,439	(54,455)	669,666
Inter-company cash flow	(735,327)	564,266	311,736
Reclassification (i)	(327,497)	(1,487,448)	538,060
Payment for advances to consolidated entities	(500,000)	—	(700,000)
Receipts of repayment of the advances from consolidated entities	1,064,669	158	—
Proceeds from sale of investment assets	20,633,784	9,229,963	2,539,903
Payment for acquisition of investment assets	(9,440,542)	(5,675,189)	(859,230)
Other investing activities	(4,826,844)	5,543,944	(181)
Net cash generated from investing activities	5,868,243	8,175,694	1,830,288
Repayment for advances to consolidated entities	(17,114,012)	(10,755,583)	(4,679,877)
Receipts of advances from consolidated entities	9,774,001	4,617,000	37,850
Proceeds from borrowings	572,000	—	—
Repayment of interest expenses and borrowings	(664,880)	(436,274)	—
Other financing activities	(474)	(1,000)	—
Net cash used in financing activities	(7,433,365)	(6,575,857)	(4,642,027)

Effect of exchange rate changes on cash and cash equivalents	(15)	21	9
Net increase/(decrease) in cash	(521,698)	1,545,403	(2,142,064)
Cash at the beginning of the year	1,426,058	904,360	2,449,763

Cash at the end of the year	904,360	2,449,763	307,699

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.